Borrowings and leases (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Non-current:
Euro denominated bonds:
€350 million 2.375% Notes 2025	—	349
€250 million 2.75% Notes 2026(A)	247	245
€600 million 1.75% Notes 2026(A)	593	588
€400 million 1.50% Notes 2027(A)	387	381
€250 million 1.50% Notes 2027	256	258
€500 million 1.75% Notes 2028(A)	484	478
€750 million 0.20% Notes 2028	746	745
€500 million 1.125% Notes 2029	497	496
€500 million 1.875% Notes 2030(A)	485	482
€700 million 3.875% Notes 2030	695	694
€500 million 0.70% Notes 2031(A)	485	482
€800 million 0.00% Notes 2025	—	798
€700 million 0.50% Notes 2029	696	695
€600 million 3.250% Notes 2032(B)	594	—
€1 billion 0.875% Notes 2033	992	991
€750 million 1.50% Notes 2041	746	746
Foreign currency bonds (swapped into euro)(C):
US$500 million 1.50% Notes 2027	478	451

	Year ended 31 December
	2024	2023
	€ million	€ million
Australian dollar denominated bonds:
A$30 million 4.166% Notes 2025	—	19
A$20 million 4.25% Notes 2025	—	13
A$30 million 4.125% Notes 2026	18	19
A$50 million 4.155% Notes 2028	32	33
A$133 million 2.45% Notes 2029	80	83
A$50 million 4.20% Notes 2031	33	34
A$187 million 4.20% Notes 2031	123	128
A$13 million 4.20% Notes 2031	9	9
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)(C):
NOK1 billion 3.04% Notes 2028	87	92
NOK750 million 2.75% Notes 2030	65	68
US$50 million 2.6525% Notes 2030	48	45
JPY10 billion 4.15% Notes 2036(A)	67	67
JPY12.3 billion 0.00% Notes 2037(A)	63	65
PHP Term loan due 2034(D)	387	—
Lease obligations	547	542
Total non-current borrowings	9,940	10,096

	Year ended 31 December
	2024	2023
	€ million	€ million
Current:
Euro denominated bonds:
€800 million 0.00% Notes 2025	799	—
€350 million 2.375% Notes 2025	351	—
€500 million 1.125% Notes 2024(E)	—	500
Foreign currency bonds (swapped into euro)(C):
US$650 million 0.80% Notes 2024(F)	—	588
Australian dollar denominated bonds:
A$30 million 4.166% Notes 2025	19	—
A$20 million 4.250% Notes 2025	12	—
A$100 million 3.50% Notes 2024(G)	—	62
Philippine peso denominated loans:
PHP3.5 billion 6.00% Loan 2025(H)	16	—
PHP2 billion 5.750% Loan 2025(I)	33	—
Lease obligations	161	150
Total current borrowings	1,391	1,300
A.Bonds designated in full or partially in a fair value hedge relationship.
B.In September 2024, the Group issued €600 million 3.250% Notes due 2032.
C.Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
D.In February 2024, in connection with the Acquisition, the Group entered into a term loan facility agreement with the Bank of Philippine Islands. A term loan facility in an aggregate amount of US$500 million was made available under the agreement to be utilised in PHP. On 20 February 2024, the Group drew down a PHP23.5 billion (US$420 million) loan under the facility with a maturity date of 20 February 2034. The vast majority of the balance (90% of the total principal amount) is repayable in full upon maturity. In April 2024, the remaining undrawn portion of this facility was subsequently cancelled.
E.In May 2024, the Group repaid on maturity the outstanding amount related to the €500 million 1.125% Notes.
F.In May 2024, the Group repaid on maturity the outstanding amount related to the US$650 million 0.8% Notes.
G.In April 2024, the Group repaid on maturity A$100 million 3.5% Notes.
H.Included within the Group's borrowings as at 31 December 2024 is a short-term loan denominated in PHP assumed as part of the Acquisition. In August 2024 and November 2024, the Group repaid PHP500 million and PHP2 billion, respectively.
I.In December 2024, the Group entered into a short-term loan agreement with Metropolitan Bank and Trust Company and drew down PHP2 billion payable in full upon maturity on 19 December 2025.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
As at 1 January 2022	1,350	11,790	78	(110)	3	13,111
Changes from financing cash flows
Changes in short-term borrowings(A)	(285)	—	—	—	—	(285)
Repayments on third party borrowings	(938)	—	—	—	—	(938)
Payment of principal on lease obligations	(153)	—	—	—	—	(153)
Interest paid	(14)	—	(116)	—	—	(130)
Dividends paid	—	—	—	—	(763)	(763)
Other financing activities	(1)	—	—	—	—	(1)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	4	—	—	—	3
Other non-cash movements	34	171	112	—	766	1,083
Movement as a result of fair value hedges	11	(172)	—	—	—	(161)
Changes in fair values	—	—	—	45	—	45
Currency translations	—	111	—	(18)	(2)	91
Reclassifications	1,333	(1,333)	—	—	—	—
Total changes	(14)	(1,219)	(4)	27	1	(1,209)
As at 31 December 2022	1,336	10,571	74	(83)	4	11,902
Changes from financing cash flows
Proceeds from third party borrowings, net	—	694	—	—	—	694
Changes in short-term borrowings(A)	—	—	—	—	—	—
Repayments on third party borrowings	(1,159)	—	—	—	—	(1,159)
Payment of principal on lease obligations	(148)	—	—	—	—	(148)
Interest paid	(17)	—	(165)	—	—	(182)
Dividends paid	—	—	—	—	(841)	(841)
Settlement of debt-related cross currency swaps	—	—	—	69	—	69

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	—	5	—	—	—	5
Other non-cash movements	93	98	164	—	844	1,199
Movement as a result of fair value hedges	—	40	—	—	—	40
Changes in fair values	—	—	—	25	—	25
Currency translations	(40)	(77)	—	17	(2)	(102)
Reclassifications	1,235	(1,235)	—	—	—	—
Total changes	(36)	(475)	(1)	111	1	(400)
As at 31 December 2023	1,300	10,096	73	28	5	11,502
Changes from financing cash flows
Acquisition of CCBPI	63	6	—	—	—	69
Proceeds from third party borrowings, net	32	976	—	—	—	1,008
Changes in short-term borrowings(A)	—	—	—	—	—	—
Repayments on third party borrowings	(1,207)	—	—	—	—	(1,207)
Payment of principal on lease obligations	(157)	—	—	—	—	(157)
Interest paid	(21)	—	(228)	—	—	(249)
Dividends paid	—	—	—	—	(910)	(910)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Settlement of debt-related cross currency swaps	—	—	—	66	—	66
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	7	—	—	—	6
Other non-cash movements	53	135	243	—	911	1,342
Movement as a result of fair value hedges	—	29	—	—	—	29
Changes in fair values	—	—	—	(59)	—	(59)
Currency translations	33	(13)	—	—	—	20
Reclassifications	1,296	(1,296)	—	—	—	—
Total changes	91	(156)	15	7	1	(42)
As at 31 December 2024	1,391	9,940	88	35	6	11,460
A.In 2024, changes in short-term borrowings include €10,074 million of newly issued and €10,074 million of repaid euro commercial paper. In 2023, changes in short-term borrowings included €6,810 million and €6,810 million of newly issued and repaid euro commercial paper, respectively. In 2022, changes in short-term borrowings included €2,464 million and €2,749 million of newly issued and repaid euro commercial paper, respectively.
B.Interest payable and dividends payable balances are presented within the “Trade and other payables” line item in the Group’s consolidated statement of financial position.
C.Interest rate and cross currency swaps used to hedge interest rate risk and currency fluctuations of non-functional currency borrowings, refer to Note 14.